Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2023
Contents Of Significant Accounts [Line Items]
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,023	$6,200
Checking and savings accounts	42,422,443	50,322,942
Time deposits	125,467,386	80,276,114
Repurchase agreements collateralized by government bonds and corporate notes	5,922,925	1,948,359

Total	$173,818,777	$132,553,615

Summary of Fair Value of Each Investment in Equity Instrument
The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2022	2023
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	$2,316,197	$—
Common stock	UNIMICRON HOLDING LIMITED	2,847,385	2,514,120
Common stock	ITE TECH. INC.	1,023,266	2,100,977
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,051,603	3,843,744
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	5,188,267	8,501,851
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	580,335	548,205
Preferred stock	MTIC HOLDINGS PTE. LTD.	182,547	175,063

Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income
b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$1,431,931	$1,052,336
Derecognized during the period	—	142,535

Total	$1,431,931	$1,194,871

Summary of Details on Derecognition of Such Investments
c.	The Company reclassified its equity instrument investment in SIS as investments accounted for under the equity method. Details on derecognition of such investments are as follow:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$—	$—	$3,035,999

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$—	$—	$(1,628,388)

Aging Analysis of Accounts Receivable

Aging analysis of accounts receivable:
	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$30,545,437	$25,707,008

Past due:
≤ 30 days	5,303,765	3,008,126
31 to 60 days	130,408	78,668
61 to 90 days	3,247	5,599
91 to 120 days	7,886	—
≥ 121 days	662,868	517,211

Subtotal	6,108,174	3,609,604

Total	$36,653,611	$29,316,612

Movement of Loss Allowance

Movement of loss allowance for accounts receivable:
	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$194,491	$209,101
Net recognition (reversal) for the period	14,610	(130,039)

Ending balance	$209,101	$79,062

Inventories, Net
(6)	Inventories, Net

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$6,335,428	$10,995,569
Supplies and spare parts	7,161,216	6,443,172
Work in process	14,897,926	15,560,517
Finished goods	2,675,390	2,713,300

Total	$31,069,960	$35,712,558

Details of Investments Accounted for Under the Equity Method
(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2022		2023
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
SILICON INTEGRATED SYSTEMS CORP. (SIS) (Note A)	$—	—	$2,373,060	19.02
FARADAY TECHNOLOGY CORP. (FARADAY) (Note B)	1,862,245	13.78	1,990,073	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note C)	13,285,169	13.27	13,644,560	13.05
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note D)	—	45.44	—	45.44
UNITECH CAPITAL INC.	426,070	42.00	625,667	42.00
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) (Note E)	2,117,678	40.00	2,109,906	40.00
HSUN CHIEH CAPITAL CORP.	210,690	40.00	235,098	40.00
PURIUMFIL INC.	14,622	40.00	11,474	40.00
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) (Note F)	2,980,984	36.49	4,126,878	36.49
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN)	5,455,743	26.78	7,516,327	26.78
UNITED LED CORPORATION HONG KONG LIMITED	97,156	25.14	93,793	25.14
VSENSE CO., LTD. (Note D)	—	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note G)	54,556	10.38	58,964	10.38

Total	$26,504,913		$32,785,800

Note A:
In August 2023, the board chairman of SIS changed and became the same person as the board chairman of UMC. After considering the comprehensive conditions, including ownership interest held and representation on Board of Directors of SIS, etc., the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. SIS was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. UMC’s share of the net fair value of SIS’s identifiable assets and liabilities was in excess of the fair value of the previously held investment in SIS at the acquisition date, and the difference was recognized as bargain purchase gain. Cumulative fair value change that was previously recognized in other comprehensive loss up to reclassification date was reclassified to retained earnings in the current period.

Note B:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that UMC obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note C:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that UMC obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. On January 6, 2023, UNIMICRON issued new shares to merge with SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) through share conversion. The share conversion ratio was 1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON. The 23 million shares of SUBTRON held by the Company were exchanged to 5 million common shares newly issued by UNIMICRON.

Note D:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note E:
TRIKNIGHT executed a capital reduction and refunded NT$400 million and NT$560 million based on UMC’s stockholding percentage in June and December 2023, respectively. UMC’s stockholding percentage remains unchanged.

Note F:	HSUN CHIEH executed a capital reduction and refunded NT$343 million based on UMC’s stockholding percentage in April 2023. UMC’s stockholding percentage remains unchanged.

Note G:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

Property, Plant and Equipment
(8)	Property, Plant and Equipment

a.	2022
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970
Additions	—	325,943	—	—	—	—	72,270,938	72,596,881
Disposals	—	(69,897)	(6,391,003)	—	(27,782)	(2,414)	(69,640)	(6,560,736)
Transfers and reclassifications	—	219,666	46,548,734	8,154	730,317	421	(39,772,778)	7,734,514
Exchange effect	(21,127)	294,577	15,855,258	810	54,284	3,786	79,390	16,266,978

As of December 31, 2022	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466
Depreciation	—	1,443,545	38,565,229	3,946	456,017	2,816	—	40,471,553
Disposals	—	(69,489)	(6,331,532)	—	(27,421)	(2,404)	—	(6,430,846)
Transfers and reclassifications	—	161	(4,913)	—	(176)	—	—	(4,928)
Exchange effect	—	172,320	14,604,120	543	46,714	3,846	—	14,827,543

As of December 31, 2022	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788

Net carrying amount:
As of December 31, 2022	$1,470,216	$14,866,263	$96,081,903	$13,326	$1,364,476	$3,692	$55,363,943	$169,163,819

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$549,010	$2,422,389	$—	$1,312,703	$4,284,102
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(1,226)	6,345	15,562	20,681
Exchange effect	(3,223)	22,084	—	6,686	25,547

As of December 31, 2022	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$—	$1,095,113	$—	$1,236,790	$2,331,903
Depreciation	—	94,644	—	60,229	154,873
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(161)	6,345	211	6,395
Exchange effect	—	13,216	—	5,696	18,912

As of December 31, 2022	$—	$1,202,812	$6,345	$1,302,266	$2,511,423

Net carrying amount:
As of December 31, 2022	$545,787	$1,240,435	$—	$32,025	$1,818,247

b.	2023
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607
Additions	—	223,177	—	—	—	—	82,213,765	82,436,942
Disposals	—	(12,160)	(6,475,636)	—	(112,396)	—	(33,581)	(6,633,773)
Transfers a nd reclassifications	—	902,122	77,170,979	7,104	953,582	3,379	(54,194,544)	24,842,622
Exchange effect	(39,878)	(341,045)	(3,016,210)	(315)	(29,711)	(631)	(990,932)	(4,418,722)

As of December 31, 2023	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788
Depreciation	—	1,416,727	35,031,869	4,924	490,468	4,149	—	36,948,137
Disposals	—	(12,160)	(6,468,067)	—	(112,330)	—	—	(6,592,557)
Exchange effect	—	(107,933)	(2,212,913)	(264)	(19,642)	(494)	—	(2,341,246)

As of December 31, 2023	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122

Net carrying amount:
As of December 31, 2023	$1,430,338	$14,341,723	$137,410,147	$15,455	$1,817,455	$2,785	$82,358,651	$237,376,554

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670
Transfers and reclassifications	—	—	—	54,469	54,469
Exchange effect	(6,084)	(2,330)	—	(3,020)	(11,434)

As of December 31, 2023	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$1,202,812	$6,345	$1,302,266	$2,511,423
Depreciation	—	94,944	—	23,395	118,339
Exchange effect	—	(688)	—	(3,063)	(3,751)

As of December 31, 2023	$—	$1,297,068	$6,345	$1,322,598	$2,626,011

Net carrying amount:
As of December 31, 2023	$539,703	$1,143,849	$—	$63,142	$1,746,694

Summary of Interest Expense Capitalized
c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$1,661	$9,355

Interest rates applied	1.44% - 1.61%	1.48% - 1.65%

Disclosure Of Detailed Information About Lease Right Of Use Assets Explanatory
a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,714,166	$5,318,986
Buildings	124,420	156,483
Machinery and equipment	1,748,244	1,506,824
Transportation equipment	21,485	16,356
Other equipment	3,676	1,706

Net	$7,611,991	$7,000,355

	For the years ended December 31,
	2022	2023
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$359,007	$377,593
Buildings	119,641	93,610
Machinery and equipment	206,445	203,606
Transportation equipment	12,287	13,267
Other equipment	4,568	3,004

Total	$701,948	$691,080

i.	For the years ended December 31, 2022 and 2023, the Company’s addition to right-of-use assets amounted to NT$1,130 million and NT$206 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$537,314	$514,324
Non-current	5,199,781	4,878,863

Total	$5,737,095	$5,393,187

Please refer to Note 6(24) for the interest expenses on the lease liabilities.

Intangible Assets
(10)	Intangible Assets
2022
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284
Additions	—	2,713,534	—	480,880	3,194,414
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Reclassifications	—	(10,721)	—	—	(10,721)
Exchange effect	—	(20,774)	275,950	(5,027)	250,149

As of December 31, 2022	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351
Amortization	—	1,656,765	475,870	556,965	2,689,600
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Exchange effect	—	(23,903)	141,658	(3,780)	113,975

As of December 31, 2022	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015

Net carrying amount:
As of December 31, 2022	$7,614	$2,980,390	$824,919	$462,277	$4,275,200

2023
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215
Additions	—	1,399,699	346,896	999,510	2,746,105
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Reclassifications	—	(5,855)	—	—	(5,855)
Exchange effect	—	(98,912)	(169,404)	(9,993)	(278,309)

As of December 31, 2023	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015
Amortization	—	1,741,898	277,768	535,944	2,555,610
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Exchange effect	—	(41,822)	(139,933)	(9,269)	(191,024)

As of December 31, 2023	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716

Net carrying amount:
As of December 31, 2023	$7,614	$2,575,246	$864,576	$925,119	$4,372,555

Amortization Amounts of Intangible Assets
The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$1,329,850	$1,144,960

Operating expenses	$1,359,750	$1,410,650

Details of Loans
(11)	Short-Term Loans

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$—	$13,530,000

	As of December 31,
	2022	2023
Interest rates applied	—	1.69% - 2.65%

Financial Liabilities at Fair Value Through Profit or Loss, Current
(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$438,397	$1,019,362

Bonds Payable
(13)	Bonds Payable

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$23,100,000	$33,100,000
Unsecured exchangeable bonds payable	5,757,373	5,757,373
Less: Discounts on bonds payable	(672,686)	(498,021)

Total	28,184,687	38,359,352
Less: Current or exchangeable portion due within one year	(5,101,591)	(13,779,701)

Net	$23,083,096	$24,579,651

Summary of Terms and Conditions of Bonds
a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest was paid annually and the principal was fully repaid in March 2022.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest was paid annually and the principal was fully repaid in October 2022.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (Green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.
Five-year (Green bond)	In mid-September 2023	NT$10,000 million	1.62%	Interest will be paid annually and the principal will be repayable in September 2028 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,106,623)	$(4,665,498)
Fair value of plan assets	2,237,221	2,460,413

Funded status	(2,869,402)	(2,205,085)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(2,869,402)	$(2,205,085)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2022	2023
Cash	20%	21%
Equity instruments	47%	46%
Debt instruments	22%	23%
Others	11%	10%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2022	2023
Discount rate	1.24%	1.20%
Rate of future salary increase	4.25%	3.50%

Expected Future Benefit Payments
vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2023
NT$ (In Thousands)
2024	$596,934
2025	529,837
2026	486,833
2027	465,919
2028	434,293
2029 and thereafter	2,511,716

Total	$5,025,532

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2022
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$172,801	$(182,478)	$(151,050)	$145,000

As of December 31, 2023
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$137,615	$(144,683)	$(117,784)	$113,478

Deferred Government Grants
(16)	Deferred Government Grants

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$8,543,798	$4,677,444
Arising during the period	174,352	591,086
Recorded in profit or loss:
Other operating income	(4,164,189)	(2,663,843)
Exchange effect	123,483	(57,665)

Ending balance	$4,677,444	$2,547,022

Current (classified under other current liabilities)	$2,681,842	$717,457
Non-current (classified under other noncurrent liabilities)	1,995,602	1,829,565

Total	$4,677,444	$2,547,022

Summary of Refund Liabilities (classified under other current liabilities)
(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$1,139,227	$3,033,576

Summary of Provisions
(18)	Provisions

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Onerous Contracts (classified under other current liabilities)	$469,779	$57,800
Decommissioning Liabilities (classified under other noncurrent liabilities)	366,863	602,433
Total	$836,642	$660,233

Summary of Information about Provisions of Liabilities

	Onerous Contracts	Decommissioning Liabilities
	NT$ (In Thousands)	NT$ (In Thousands)
Balance as of January 1, 2023	$469,779	$366,863
Arising during the period	40,154	191,360
Unused provision reversed	(450,968)	—
Discount rate adjustment and unwinding of discount from the passage of time	—	47,880
Exchange effect	(1,165)	(3,670)

Balance as of December 31, 2023	$57,800	$602,433

Summary of Stock Held by Associates
b.	Details of UMC’s stock (thousand shares) held by the Company’s associates are as follows:

	As of December 31,
	2022	2023
HSUN CHIEH	441,371	441,371
YANN YUAN	192,963	192,963
SUBTRON, the subsidiary of UNIMICRON (Note A)	—	47
SIS (Note B)	—	266,580

Total	634,334	900,961

Details of Distribution	The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2022	2023	2022	2023
Legal reserve	$8,905,139	$6,255,736
Special reserve	(2,180,156)	(2,734,057)
Cash dividends	45,017,096	37,587,102	$3.60	$3.00

Non-controlling Interests
d.	Non-controlling interests:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Balance as of January 1	$113,356	$223,181	$343,679
Impact of retroactive applications	—	(66,089)	—

Adjusted balance as of January 1	113,356	157,092	343,679
Attributable to non-controlling interests:
Net income (loss)	(668,245)	819,960	450,184
Other comprehensive income (loss)	(19)	8	(14)
Share-based payment transactions	—	1,490	5,817
Changes in subsidiaries’ ownership	(11,126)	(1,339)	456
Non-controlling interests	23,430	5,456	4,187
Derecognition of the non-controlling interests	765,785	(638,988)	(463,450)

Ending balance	$223,181	$343,679	$340,859

Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model
The compensation cost for the cash-settled share-based payment was measured at fair value initially by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2023, the assumptions used are as follows:

	Granted in September 2020	Granted in June 2021
Share price of measurement date (NT$/ per share)	$52.60	$52.60
Expected volatility	23.95%	23.21% - 28.72%
Expected life	0.67 years	0.44 - 1.44 years
Expected dividend yield	6.02%	6.02%
Risk-free interest rate	1.06%	1.06% - 1.08%

Summary of Disaggregation of Revenue by Product
(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$204,594,399	$265,600,173	$211,750,622
Others	8,416,619	13,105,091	10,782,378

Total	$213,011,018	$278,705,264	$222,533,000

Summary of Disaggregation of Revenue by Geography
ii.	By geography

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$92,427,670	$105,213,451	$68,360,231
China (includes Hong Kong)	26,949,205	39,641,613	27,545,452
Japan	13,445,127	17,053,279	11,612,866
Korea	17,548,763	25,689,385	30,872,198
USA	46,914,605	67,352,671	59,103,051
Europe	15,708,303	23,711,284	24,932,099
Others	17,345	43,581	107,103

Total	$213,011,018	$278,705,264	$222,533,000

Summary of Disaggregation of Revenue by the Timing of Revenue Recognition
iii.	By the timing of revenue recognition

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$211,074,982	$276,175,120	$220,283,306
Over time	1,936,036	2,530,144	2,249,694

Total	$213,011,018	$278,705,264	$222,533,000

Summary of Balances of Contract Assets and Contract Liabilities
b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2022	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$677,326	$766,691	$1,132,477
Less: Loss allowance	(357,705)	(393,373)	(392,949)

Net	$319,621	$373,318	$739,528

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2022	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$4,083,140	$3,985,003	$3,681,352

Current	$3,441,754	$3,546,815	$3,250,712
Non-current	641,386	438,188	430,640

Total	$4,083,140	$3,985,003	$3,681,352

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.

Employee Benefit, Depreciation and Amortization Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2021			2022			2023
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$23,388,888	$11,806,207	$35,195,095	$30,074,528	$13,928,646	$44,003,174	$26,693,905	$12,002,205	$38,696,110
Labor and health insurance	1,183,315	458,179	1,641,494	1,368,803	471,788	1,840,591	1,502,553	557,543	2,060,096
Pension	1,259,044	399,879	1,658,923	1,489,076	424,752	1,913,828	1,240,577	460,079	1,700,656
Other employee benefit expenses	335,829	144,668	480,497	373,739	165,114	538,853	421,871	196,739	618,610
Depreciation	42,002,745	1,908,719	43,911,464	39,305,321	1,756,609	41,061,930	36,006,021	1,545,067	37,551,088
Amortization	834,384	2,060,558	2,894,942	1,470,912	1,370,422	2,841,334	1,277,920	1,448,561	2,726,481

Details of Distribution of Employees' Compensation and Directors' Compensation	The details of distribution were as follows:

	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$4,770,909	$9,160,485	$5,439,059
Directors’ compensation	25,264	45,000	45,000

Net Other Operating Income and Expenses
(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,269,412	$5,058,658	$3,862,001
Rental income from property, plant and equipment	187,166	192,833	202,082
Gain on disposal of property, plant and equipment	143,735	482,983	268,293
Others	(373,482)	(394,827)	(330,050)

Total	$5,226,831	$5,339,647	$4,002,326

Non-Operating Income and Expenses
(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (Loss) on valuation of financial assets and liabilities at fair value through profit or loss	$2,892,470	$(1,247,962)	$(40,553)
Gain (Loss) on disposal of investments accounted for under the equity method	(16,388)	50,553	163,395
Others	(2,009,952)	62,869	100,254

Total	$866,130	$(1,134,540)	$223,096

b.	Finance costs

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$437,055	$486,079	$444,424
Bank loans	1,285,708	1,100,840	833,548
Lease liabilities	145,187	166,928	179,367
Others	139	31,464	16,390
Financial expenses	94,841	81,018	96,645

Total	$1,962,930	$1,866,329	$1,570,374

Components of Other Comprehensive Income (Loss)
(25)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2021
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(197,477)	$—	$(197,477)	$39,495	$(157,982)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	—	5,811,342	(360,061)	5,451,281
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,959,130	—	2,959,130	(96,510)	2,862,620
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(4,743,299)	2,283	(4,741,016)	23,175	(4,717,841)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,018)	(394)	(24,412)	6,763	(17,649)

Total other comprehensive income (loss)	$3,805,678	$1,889	$3,807,567	$(387,138)	$3,420,429

	For the year ended December 31, 2022
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$296,804	$—	$296,804	$(59,361)	$237,443
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(4,646,064)	—	(4,646,064)	(71,121)	(4,717,185)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(1,694,965)	—	(1,694,965)	123,483	(1,571,482)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9,292,308	—	9,292,308	883,238	10,175,546
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	91,442	—	91,442	(23,672)	67,770

Total other comprehensive income (loss)	$3,339,525	$—	$3,339,525	$852,567	$4,192,092

	For the year ended December 31, 2023
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$402,234	$—	$402,234	$(80,447)	$321,787
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,530,359	—	5,530,359	(243,057)	5,287,302
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,610,116	—	1,610,116	(90,891)	1,519,225
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,386,278)	—	(2,386,278)	386,660	(1,999,618)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(73,005)	(1,413)	(74,418)	3,768	(70,650)

Total other comprehensive income (loss)	$5,083,426	$(1,413)	$5,082,013	$(23,967)	$5,058,046

Major Components of Income Tax Expense
(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2021, 2022 and 2023 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$7,088,975	$17,582,039	$6,426,598
Adjustments in respect of current income tax of prior periods	(150,260)	(585,941)	(217,891)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	407,280	2,276,015	2,239,309
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	723,270	60,178	—
Adjustment of prior year’s deferred income tax	(130,841)	8,611	(120,230)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(20,172)	(14,007)	(16,516)

Income tax expense recorded in profit or loss	$7,918,252	$19,326,895	$8,311,270

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$39,495	$(59,361)	$(80,447)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(360,061)	(71,121)	(243,057)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(96,510)	123,483	(90,891)

Income tax related to items that will not be reclassified subsequently to profit or loss	$(417,076)	$(6,999)	$(414,395)

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$23,175	$883,238	$386,660
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	6,763	(23,672)	3,768

Income tax related to items that may be reclassified subsequently to profit or loss	$29,938	$859,566	$390,428

iii. Income tax charged directly to equity

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Disposal of parent company’s stock by subsidiary recognized as treasury stock transactions	$(203)	$—	$—
Deferred income tax expense (benefit):
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	22	(2,720)	(1,117)

Income tax charged directly to equity	$(181)	$(2,720)	$(1,117)

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$58,496,432	$109,625,660	$68,450,404

At UMC’s statutory income tax rate	11,699,286	21,925,132	13,690,081
Adjustments in respect of current income tax of prior periods	(150,260)	(585,941)	(217,891)
Net changes in loss carry-forward and investment tax credits	(845,267)	(465,152)	(2,179,234)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	183,123	(281,319)	211,639
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(3,258,695)	(4,384,566)	(1,428,035)
Investment loss (gain)	(1,388,877)	1,827,822	(755,800)
Dividend income	(171,725)	(423,027)	(323,182)
Others	6,463	(340,745)	(145,520)
Basic tax	—	—	43,506
Estimated income tax on unappropriated earnings	1,558,031	1,247,910	(1,160,324)
Effect of different tax rates applicable to UMC and its subsidiaries	116,174	605,929	234,510
Taxes withheld in other jurisdictions	43,443	35,979	38,346
Others	126,556	164,873	303,174

Income tax expense recorded in profit or loss	$7,918,252	$19,326,895	$8,311,270

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,056,568	$2,396,554
Pension	569,193	436,129
Refund liabilities	138,617	306,408
Allowance for inventory valuation losses	507,621	682,909
Investment loss	474,405	314,427
Unrealized profit on intercompany sales	906,793	689,124
Others	573,039	304,860

Total deferred income tax assets	5,226,236	5,130,411

Deferred income tax liabilities
Depreciation	(70,133)	(2,085,916)
Investment gain	(2,648,989)	(2,888,534)
Amortizable assets	(298,451)	(283,405)
Others	(544,863)	(374,109)

Total deferred income tax liabilities	(3,562,436)	(5,631,964)

Net deferred income tax assets (liabilities)	$1,663,800	$(501,553)

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$3,154,352	$1,663,800
Amounts recognized in profit or loss during the period	(2,330,797)	(2,102,563)
Amounts recognized in other comprehensive income (loss)	852,567	(23,967)
Amounts recognized in equity	(2,720)	(1,117)
Exchange adjustments	(9,602)	(37,706)

Balance as of December 31	$1,663,800	$(501,553)

Earnings Per Share
(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$51,246,425	$89,478,805	$59,688,950

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,005,126	12,095,312	12,137,954

Earnings per share-basic (NTD)	$4.27	$7.40	$4.92

b.	Earnings per share-diluted

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$51,246,425	$89,478,805	$59,688,950

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,005,126	12,095,312	12,137,954
Effect of dilution
Restricted stocks for employees	159,478	156,098	114,974
Employees’ compensation	80,243	238,242	129,196

Weighted-average number of ordinary shares after dilution (thousand shares)	12,244,847	12,489,652	12,382,124

Earnings per share-diluted (NTD)	$4.19	$7.16	$4.82

Reconciliation of Liabilities Arising from Financing Activities
(28)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2021

			Non-cash changes
Items	As of January 1, 2021	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2021
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$11,057,132	$(8,974,216)	$(158,792)	$—		$1,924,124
Long-term loans (current portion included)	33,066,106	4,088,537	(529,736)	—		36,624,907
Bonds payable (current portion included)	18,690,384	23,703,692	—	(1,857,418 (Note B	) )	40,536,658
Guarantee deposits (current portion included)	235,992	14,219,408	(85,631)	—		14,369,769 (Note C	)
Lease liabilities	5,576,864	(699,680)	(144,419)	335,989		5,068,754
Other financial liabilities (Note D)	20,746,624	—	(163,387)	382,972		20,966,209
For the year ended December 31, 2022

			Non-cash changes
Items	As of January 1, 2022	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2022
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$1,924,124	$(1,965,684)	$41,560	$—		$—
Long-term loans (current portion included)	36,624,907	(18,816,259)	1,470,694	—		19,279,342
Bonds payable (current portion included)	40,536,658	(13,305,050)	—	953,079 (Note B	)	28,184,687
Guarantee deposits (current portion included)	14,369,769	14,984,941	1,402,291	—		30,757,001 (Note C	)
Lease liabilities	5,068,754	(712,854)	153,406	1,227,789 (Note E	)	5,737,095
Other financial liabilities (Note D)	20,966,209	—	306,902	176,376		21,449,487

For the year ended December 31, 2023

			Non-cash changes
Items	As of January 1, 2023	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2023
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$—	$13,530,000	$—	$—		$13,530,000
Long-term loans (current portion included)	19,279,342	3,857,704	(253,702)	—		22,883,344
Bonds payable (current portion included)	28,184,687	9,989,245	—	185,420 (Note B	)	38,359,352
Guarantee deposits (current portion included)	30,757,001	10,423,345	419,040	—		41,599,386 (Note C	)
Lease liabilities	5,737,095	(666,439)	(24,106)	346,637		5,393,187
Other financial liabilities (Note D)	21,449,487	(21,209,443)	(330,783)	90,739		—
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 6(13) for the Company’s exchangeable bonds.
Note C: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note D: Please refer to Note 9(6) for more details on other financial liabilities.
Note E: Mainly due to the increase in land lease.

Unused tax losses [member]
Contents Of Significant Accounts [Line Items]
Unused Tax Credits and Losses

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$35,263,925	$15,395,514
6-10 years	1,995,256	22,128,180

Total	$37,259,181	$37,523,694

Plan assets [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,581,012	$2,237,221
Items recognized as profit or loss:
Interest income on plan assets	9,802	27,742
Contribution by employer	745,066	307,556
Benefits paid	(224,632)	(121,305)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	125,973	9,199

Fair value of plan assets at end of year	$2,237,221	$2,460,413

Present value of defined benefit obligation [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,458,333)	$(5,106,623)
Items recognized as profit or loss:
Service cost	(9,911)	(9,893)
Interest cost	(33,842)	(63,322)

Subtotal	(43,753)	(73,215)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	227,790	166,401
Experience adjustments	(56,959)	226,634

Subtotal	170,831	393,035

Benefits paid	224,632	121,305

Defined benefit obligation at end of year	$(5,106,623)	$(4,665,498)

More than 1 year [member]
Contents Of Significant Accounts [Line Items]
Details of Loans
(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2022 and 2023 were as follows:

	As of December 31,
Lenders	2022	2023	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$9,732	$4,866	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	18,000	13,765	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3)	60,500	46,265	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	35,676	23,784	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.

	As of December 31,
Lenders	2022	2023	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	4,375	—	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	32,000	20,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	16,552	10,345	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	84,166	58,916	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (6)	—	34,400	Repayable quarterly from December 28, 2023 to December 28, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Syndicated Loans from China Development Bank and 6 others (1)	1,915,577	—	Repayable semi-annually from October 20, 2016 to October 19, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (2)	12,415,200	11,766,832	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank	47,000	35,668	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from KGI Bank	21,000	21,000	Settlement due on December 25, 2026 with monthly interest payments.
Secured Long-Term Loan from Shanghai Commercial Bank (1)	22,200	16,650	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (2)	—	4,980	Repayable quarterly from March 23, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (3)	—	45,000	Repayable quarterly from June 6, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from CTBC Bank	—	131,750	Repayable semi-annually from September 25, 2023 to September 25, 2028 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from Bank of China	1,797,364	1,515,790	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan	2,000,000	1,333,333	Repayable quarterly from March 24, 2023 to December 24, 2025 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note A)	300,000	—	Settlement due on February 25, 2026 with monthly interest payments.

	As of December 31,
Lenders	2022	2023	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Revolving Loan from First Commercial Bank (2) (Note A)	300,000	—	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note A)	200,000	—	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (4) (Note B)	—	800,000	Settlement due on July 13, 2028 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C)	—	3,000,000	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from CTBC Bank (Note D)	—	4,000,000	Settlement due on July 20, 2025 with monthly interest payments.

Subtotal	19,279,342	22,883,344
Less: Current portion	(2,485,053)	(2,227,096)

Total	$16,794,289	$20,656,248

	As of December 31,
	2022	2023
Interest rates applied	1.48% - 5.62%	1.67% - 6.56%

Note A:
First Commercial Bank approved the
1-year
credit loan on April 14, 2022, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 13, 2023. As of December 31, 2022, the unused line of credit was NT$1.2 billion.

Note B:
First Commercial Bank approved the
1-year
credit loan on April 25, 2023, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 24, 2024. As of December 31, 2023, the unused line of credit was NT$1.2 billion.

Note C:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2022 and 2023, the unused line of credit were NT$4 billion and nil, respectively.

Note D:
UMC entered into a
5-year
loan agreement with CTBC Bank, effective from December 24, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. The expiration date of the agreement is July 20, 2025. As of December 31, 2022 and 2023, the unused line of credit were NT$4 billion and nil, respectively.

Aggregated individually immaterial associates [member]
Contents Of Significant Accounts [Line Items]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit from continuing operations	$5,193,495	$1,626,103	$4,307,614
Other comprehensive income (loss)	2,965,202	(1,706,960)	1,540,436

Total comprehensive income (loss)	$8,158,697	$(80,857)	$5,848,050

Trade receivables [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(5) Accounts Receivable, Net
	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$36,653,611	$29,316,612
Less: loss allowance	(209,101)	(79,062)

Net	$36,444,510	$29,237,550

Financial assets at fair value through profit or loss [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$10,275,563	$9,170,230
Preferred stocks	2,939,939	2,862,119
Funds	5,044,702	4,472,097
Convertible bonds	230,365	480,715
Others	—	153,300

Total	$18,490,569	$17,138,461

Current	$705,918	$443,601
Non-current	17,784,651	16,694,860

Total	$18,490,569	$17,138,461

Financial assets at fair value through other comprehensive income [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$15,007,053	$17,508,897
Preferred stocks	182,547	175,063

Total	$15,189,600	$17,683,960

Current	$3,213,057	$5,753,379
Non-current	11,976,543	11,930,581

Total	$15,189,600	$17,683,960

Financial assets measured at amortized cost [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(4)	Financial assets measured at amortized cost

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets measured at amortized cost
Time deposits with original maturities over three months	$849,308	$6,353,768
Bonds	20,000	—

Total	$869,308	$6,353,768

Current	$861,817	$6,131,077
Non-current	7,491	222,691

Total	$869,308	$6,353,768